Summary of Significant Accounting Policies - Schedule of Class of Intangible Asset with a Finite Useful Life (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade Secrets [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years	20 years
Patents and Trademarks [Member]
Schedule of Class of Intangible Asset With a Finite Useful Life [Line Items]
Class of Intangible Asset	20 years	20 years